Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ (1,741,347)	R$ (1,450,428)	R$ (1,467,896)
Costs of raw materials, materials and services	(11,468,545)	(10,981,883)	(11,463,862)
Logistics cost	(5,186,872)	(4,341,369)	(4,795,161)
Depreciation, depletion and amortization	(8,135,016)	(6,718,474)	(6,406,610)
Other (1)	(869,747)	(1,584,521)	(687,759)
Total	(27,401,527)	(25,076,675)	(24,821,288)
Personnel expenses	(330,178)	(281,673)	(244,681)
Services	(247,585)	(173,494)	(146,184)
Logistics cost	(1,288,670)	(1,067,031)	(1,065,416)
Depreciation and amortization	(955,201)	(952,033)	(951,626)
Other (2)	(116,913)	(122,146)	(75,287)
Selling	(2,938,547)	(2,596,377)	(2,483,194)
Personnel expenses	(1,661,843)	(1,172,538)	(1,039,733)
Services	(503,086)	(406,001)	(378,986)
Depreciation and amortization	(143,600)	(118,771)	(101,764)
Other (3)	(311,315)	(225,918)	(189,284)
General and administrative	(2,619,844)	(1,923,228)	(1,709,767)
Rents and leases	2,188	3,971	2,164
Results from sales of other products, net	77,817	79,046	58,880
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(163,033)	(331,285)	(509)
Result on fair value adjustment of biological assets	1,431,530	1,989,831	1,199,759
Depletion, amortization and other PPA realizations (4)	9,822	468,168	52,110
Other Operating Income (Expense), Tax Credit, Net of Provision for Legal Fees			1,324
Provision for judicial liabilities	(148,952)	(167,563)	(156,243)
Other operating income (expenses), net	52,201	34,204	(33,121)
Total	1,261,573	2,076,372	1,121,716
Other operating income, net	1,261,573	2,076,372	R$ 1,121,716
Cost Of Sales , Idle Capacity And Maintenance	R$ 587,345	R$ 650,592